BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Nov. 25, 2018
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss)

Business segment information for the Company is as follows:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Net revenues:
Americas	$3,042,664	$2,774,050	$2,683,008
Europe	1,646,236	1,312,276	1,091,362
Asia	886,540	817,704	778,369

Total net revenues	$5,575,440	$4,904,030	$4,552,739

Operating income:
Americas(1)	$551,380	$529,310	$507,802
Europe(2)	292,903	198,662	154,829
Asia	86,573	78,257	80,862

Regional operating income	930,856	806,229	743,493
Corporate:
Restructuring-related charges	—	—	7,195
Other corporate staff costs and expenses(3)	393,796	339,060	274,091

Corporate expenses	393,796	339,060	281,286

Total operating income	537,060	467,169	462,207
Interest expense	(55,296)	(68,603)	(73,170)
Loss on early extinguishment of debt	—	(22,793)	—
Other income (expense), net	18,258	(26,992)	18,223

Income before income taxes	$500,022	$348,781	$407,260

(1)

Included in Americas’ operating income for the year ended November 27, 2016 is the recognition of $7.0 million benefit from resolution of a vendor dispute and related reversal of liabilities recorded in a prior period.

(2)

Included in Europe’s operating income for the year ended November 27, 2016 is a gain of $6.1 million related to the sale-leaseback of the Company’s distribution center in the United Kingdom in the second quarter of 2016.

(3)

Included in Corporate expenses for the year ended November 26, 2017 is the recognition of $8.3 million of stock-based compensation expense related to prior periods, for the correction of the periods used for the recognition of expense associated with employees eligible to vest in awards after retirement.

Reconciliation of Other Significant Reconciling Items

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Depreciation and amortization expense:
Americas	$43,478	$37,802	$30,322
Europe	22,658	17,479	12,574
Asia	10,750	9,836	8,210
Corporate	43,319	52,270	52,772

Total depreciation and amortization expense	$120,205	$117,387	$103,878

Reconciliation of Assets

	November 25, 2018
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$362,825	$102,989	$54,266	$14,084	$534,164
Inventories	468,258	188,430	148,335	78,750	883,773
All other assets	—	—	—	2,124,723	2,124,723

Total assets					$3,542,660

	November 26, 2017
	Americas	Europe	Asia	Unallocated	Consolidated Total
	(Dollars in thousands)
Assets:
Trade receivables, net	$322,712	$99,807	$52,029	$10,937	$485,485
Inventories	402,151	162,391	118,852	76,002	759,396
All other assets	—	—	—	2,112,957	2,112,957

Total assets(1)					$3,357,838

(1)	Certain insignificant amounts on the consolidated balance sheet from the year ended November 26, 2017 have been conformed to the November 25, 2018 presentation.

Reconciliation of Revenue

Geographic information for the Company was as follows:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Net revenues:
United States	$2,546,907	$2,347,860	$2,302,668
Foreign countries	3,028,533	2,556,170	2,250,071

Total net revenues	$5,575,440	$4,904,030	$4,552,739

Net deferred tax assets:
United States	$313,644	$450,270	$444,295
Foreign countries	84,147	87,653	78,806

Total net deferred tax assets	$397,791	$537,923	$523,101

Long-lived assets:
United States	$335,705	$312,656	$311,358
Foreign countries	154,767	141,660	108,332

Total long-lived assets	$490,472	$454,316	$419,690